Borrowings, Financing And Debentures - Schedule of detailed information about Notes - Avon (Detail) R$ in Thousands, $ in Thousands	Jun. 30, 2020 BRL (R$)	Jun. 30, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Principal (USD)	R$ 3,582,240
Principal (R$)	3,582,240
Notes - Avon [Member]
Disclosure of detailed information about borrowings [line items]
Effects of allocation of fair values from the business combination	779,497
Notes 5 Percent Due March 15, 2023 [Member] | No guarantee [Member]
Disclosure of detailed information about borrowings [line items]
Principal (USD)	2,529,271	$ 461,883
Principal (R$)	R$ 2,529,271	$ 461,883
Annual interest rate	5.00%	5.00%
Notes 6 Point Ninety Five Percent Due March 15, 2043 [Member] | No guarantee [Member]
Disclosure of detailed information about borrowings [line items]
Principal (USD)	R$ 1,335,306	$ 243,847
Principal (R$)	R$ 1,335,306	$ 243,847
Annual interest rate	6.95%	6.95%
Notes 7 Point Eighty Eight Percent Due August 15, 2022 [Member] | With guarantee [Member]
Disclosure of detailed information about borrowings [line items]
Principal (USD)	R$ 2,738,000	$ 500,000
Principal (R$)	R$ 2,738,000	$ 500,000
Annual interest rate	7.88%	7.88%
Notes 6 Point Five Percent Due August 15, 2022 [Member] | With guarantee [Member]
Disclosure of detailed information about borrowings [line items]
Principal (USD)	R$ 2,190,400	$ 400,000
Principal (R$)	R$ 2,190,400	$ 400,000
Annual interest rate	6.50%	6.50%